Offsetting financial assets and liabilities - Summary of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	€ 429,373	€ 435,137
Gross amounts of recognised financial assets offset in the statement of financial position	(358,608)	(359,124)
Net amounts of financial liabilities presented in the statement of financial position	70,765	76,013
Financial instruments	17,962	15,165
Cash and financial instruments pledged as collateral	34,447	45,108
Net amount	18,357	15,740
Amounts not subject to enforceable netting arrangements	18,283	22,892
Statement of financial position total	89,049	98,905
Deposits from banks	16,723	23,257
Customer deposits	691,661	650,276
Miscellaneous other liabilities	12,369	13,667
Deposits from banks
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	126	319
Gross amounts of recognised financial assets offset in the statement of financial position	(93)	(319)
Net amounts of financial liabilities presented in the statement of financial position	33
Financial instruments
Cash and financial instruments pledged as collateral	33
Net amount
Amounts not subject to enforceable netting arrangements		2,064
Statement of financial position total	33	2,064
Deposits from banks | Repurchase, securities lending and similar agreements
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	64	29
Gross amounts of recognised financial assets offset in the statement of financial position	(31)	(29)
Net amounts of financial liabilities presented in the statement of financial position	33
Financial instruments
Cash and financial instruments pledged as collateral	33
Net amount
Amounts not subject to enforceable netting arrangements		2,064
Statement of financial position total	33	2,064
Deposits from banks | Other
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	62	290
Gross amounts of recognised financial assets offset in the statement of financial position	(62)	(290)
Net amounts of financial liabilities presented in the statement of financial position
Financial instruments
Cash and financial instruments pledged as collateral
Net amount
Amounts not subject to enforceable netting arrangements
Statement of financial position total
Deposits from banks | Cash pools
Disclosure of credit risk exposure [line items]
Deposits from banks	16,690	21,193
Deposits from banks excluding repurchase agreements subject to offsetting	0
Deposits from customers, excluding repurchase agreements subject to offsetting		0
Customer deposits
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	252,868	249,734
Gross amounts of recognised financial assets offset in the statement of financial position	(236,052)	(234,617)
Net amounts of financial liabilities presented in the statement of financial position	16,817	15,116
Financial instruments	21	13
Cash and financial instruments pledged as collateral
Net amount	16,796	15,103
Amounts not subject to enforceable netting arrangements	1
Statement of financial position total	16,818	15,116
Customer deposits | Repurchase, securities lending and similar agreements
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	1,214
Gross amounts of recognised financial assets offset in the statement of financial position	(1,214)
Net amounts of financial liabilities presented in the statement of financial position
Financial instruments
Cash and financial instruments pledged as collateral
Net amount
Amounts not subject to enforceable netting arrangements	1
Statement of financial position total	1
Customer deposits | Cash pools
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	251,655	249,734
Gross amounts of recognised financial assets offset in the statement of financial position	(234,838)	(234,617)
Net amounts of financial liabilities presented in the statement of financial position	16,817	15,116
Financial instruments	21	13
Cash and financial instruments pledged as collateral
Net amount	16,796	15,103
Amounts not subject to enforceable netting arrangements
Statement of financial position total	16,817	15,116
Customer deposits	691,661	650,179
Deposits from customers, excluding repurchase agreements subject to offsetting	16,817	15,116
Financial liabilities at fair value through profit or loss | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	170,769	177,799
Gross amounts of recognised financial assets offset in the statement of financial position	(117,095)	(117,415)
Net amounts of financial liabilities presented in the statement of financial position	53,674	60,384
Financial instruments	17,858	15,117
Cash and financial instruments pledged as collateral	34,414	45,108
Net amount	1,402	160
Amounts not subject to enforceable netting arrangements	18,282	20,829
Statement of financial position total	71,956	81,213
Financial liabilities at fair value through profit or loss | Repurchase, securities lending and similar agreements | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	81,384	76,581
Gross amounts of recognised financial assets offset in the statement of financial position	(49,365)	(34,738)
Net amounts of financial liabilities presented in the statement of financial position	32,019	41,844
Financial instruments	219	235
Cash and financial instruments pledged as collateral	31,669	41,653
Net amount	130	(44)
Amounts not subject to enforceable netting arrangements	11,670	14,222
Statement of financial position total	43,689	56,065
Financial liabilities at fair value through profit or loss | Derivatives 3 | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	89,386	101,218
Gross amounts of recognised financial assets offset in the statement of financial position	(67,731)	(82,677)
Net amounts of financial liabilities presented in the statement of financial position	21,655	18,541
Financial instruments	17,639	14,881
Cash and financial instruments pledged as collateral	2,745	3,455
Net amount	1,272	204
Amounts not subject to enforceable netting arrangements	6,612	6,607
Statement of financial position total	28,267	25,148
Other items where offsetting is applied in the statement of financial position
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	5,609	7,285
Gross amounts of recognised financial assets offset in the statement of financial position	(5,368)	(6,773)
Net amounts of financial liabilities presented in the statement of financial position	242	512
Financial instruments	83	35
Cash and financial instruments pledged as collateral
Net amount	159	477
Amounts not subject to enforceable netting arrangements
Statement of financial position total	242	512
Miscellaneous other liabilities	4,290	6,509
Other liabilities - amounts to be settled subject to offsetting	€ 242	€ 512